Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 07, 2011
Registrant Name	dei_EntityRegistrantName	Brookfield Investment Funds
Central Index Key	dei_EntityCentralIndexKey	0001520738
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 07, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov. 07, 2011
Brookfield Global Listed Real Estate Fund (First Prospectus Summary) | Brookfield Global Listed Real Estate Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BLRAX
Brookfield Global Listed Real Estate Fund (First Prospectus Summary) | Brookfield Global Listed Real Estate Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BLRCX
Brookfield Global Listed Real Estate Fund (First Prospectus Summary) | Brookfield Global Listed Real Estate Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BLRYX
Brookfield Global Listed Infrastructure Fund (First Prospectus Summary) | Brookfield Global Listed Infrastructure Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGLAX
Brookfield Global Listed Infrastructure Fund (First Prospectus Summary) | Brookfield Global Listed Infrastructure Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGLCX
Brookfield Global Listed Infrastructure Fund (First Prospectus Summary) | Brookfield Global Listed Infrastructure Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGLYX
Brookfield Global High Yield Fund (First Prospectus Summary) | Brookfield Global High Yield Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGHAX
Brookfield Global High Yield Fund (First Prospectus Summary) | Brookfield Global High Yield Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGHCX
Brookfield Global High Yield Fund (First Prospectus Summary) | Brookfield Global High Yield Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGHYX
Brookfield High Yield Fund (First Prospectus Summary) | Brookfield High Yield Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BHFAX
Brookfield High Yield Fund (First Prospectus Summary) | Brookfield High Yield Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BHFCX
Brookfield High Yield Fund (First Prospectus Summary) | Brookfield High Yield Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BHFYX
Brookfield Global Listed Real Estate Fund (Second Prospectus Summary) | Brookfield Global Listed Real Estate Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BLRIX
Brookfield Global Listed Infrastructure Fund (Second Prospectus Summary) | Brookfield Global Listed Infrastructure Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGLIX
Brookfield Global High Yield Fund (Second Prospectus Summary) | Brookfield Global High Yield Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGHIX
Brookfield High Yield Fund (Second Prospectus Summary) | Brookfield High Yield Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BHFIX